Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 94.92%
Australia: 4.57%
Ansell Ltd. (Health care, Health care equipment & supplies)	308,678	$5,526,537
Bapcor Ltd. (Consumer discretionary, Distributors)	57,647	193,835
Orora Ltd. (Materials, Containers & packaging)	1,048,113	1,402,422
Steadfast Group Ltd. (Financials, Insurance)	428,904	1,820,649
		8,943,443
Austria: 1.06%
BAWAG Group AG (Financials, Banks)144A	15,041	1,098,443
Mayr Melnhof Karton AG (Materials, Containers & packaging)	8,592	981,388
		2,079,831
Belgium: 2.13%
Azelis Group NV (Industrials, Trading companies & distributors)	112,515	2,131,469
Barco NV (Information technology, Electronic equipment, instruments & components)	157,845	2,038,903
		4,170,372
Canada: 9.15%
ATS Corp. (Industrials, Machinery)†	43,640	1,311,428
Canadian Western Bank (Financials, Banks)	107,680	3,721,010
Finning International, Inc. (Industrials, Trading companies & distributors)	69,760	1,999,350
Gildan Activewear, Inc. (Consumer discretionary, Textiles, apparel & luxury goods)	47,560	1,936,641
PrairieSky Royalty Ltd. (Energy, Oil, gas & consumable fuels)	245,560	4,935,567
Primo Water Corp. (Consumer staples, Beverages)	182,325	4,000,018
		17,904,014
France: 3.10%
Alten SA (Information technology, IT services)	48,794	5,366,456
Metropole Television SA (Communication services, Media)	54,139	706,679
		6,073,135
Germany: 6.64%
Bechtle AG (Information technology, IT services)	59,094	2,611,575
Cancom SE (Information technology, IT services)♦†	15,082	538,642
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	3,047	268,391
Gerresheimer AG (Health care, Life sciences tools & services)	26,070	2,695,307
Krones AG (Industrials, Machinery)	24,601	3,328,369
TAG Immobilien AG (Real estate, Real estate management & development)†	235,332	3,545,448
		12,987,732
Ireland: 0.53%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	1,041,104	1,036,596
Italy: 6.92%
Azimut Holding SpA (Financials, Capital markets)	97,011	2,430,692
Buzzi SpA (Materials, Construction materials)	113,581	4,452,834
De’ Longhi SpA (Consumer discretionary, Household durables)	54,761	1,726,083
See accompanying notes to portfolio of investments
Allspring Special International Small Cap Fund | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Italy(continued)
GVS SpA (Industrials, Machinery)144A†	213,945	$1,478,495
Interpump Group SpA (Industrials, Machinery)	79,669	3,455,107
		13,543,211
Japan: 29.22%
Aeon Delight Co. Ltd. (Industrials, Commercial services & supplies)	130,600	3,403,622
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	145,260	3,477,273
DTS Corp. (Information technology, IT services)	163,900	4,738,159
Ezaki Glico Co. Ltd. (Consumer staples, Food products)	59,500	1,827,473
Fuji Seal International, Inc. (Materials, Containers & packaging)	159,300	2,546,674
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	42,800	3,387,415
Hoshizaki Corp. (Industrials, Machinery)	77,700	2,447,069
Kamigumi Co. Ltd. (Industrials, Transportation infrastructure)	147,400	3,361,578
McDonald’s Holdings Co. Japan Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	34,200	1,416,877
MEITEC Group Holdings, Inc. (Industrials, Professional services)	265,300	5,990,493
MISUMI Group, Inc. (Industrials, Machinery)	132,500	2,438,349
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	216,700	1,789,296
Orix JREIT, Inc. (Real estate, Office REITs)	3,826	3,983,289
PHC Holdings Corp. (Health care, Health care equipment & supplies)	26,900	201,804
San-A Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	94,300	3,217,823
Shimamura Co. Ltd. (Consumer discretionary, Specialty retail)	49,200	2,411,338
Sohgo Security Services Co. Ltd. (Industrials, Commercial services & supplies)	284,100	1,817,192
Stanley Electric Co. Ltd. (Consumer discretionary, Automobile components)	192,600	3,781,491
Sumitomo Warehouse Co. Ltd. (Industrials, Transportation infrastructure)	132,500	2,491,674
Taikisha Ltd. (Industrials, Construction & engineering)	71,400	2,461,245
		57,190,134
Luxembourg: 0.03%
Novem Group SA (Consumer discretionary, Automobile components)	8,890	52,339
Netherlands: 1.88%
Aalberts NV (Industrials, Machinery)	44,365	1,696,412
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail)†	63,472	253,253
Technip Energies NV (Energy, Energy equipment & services)	46,208	1,177,217
TKH Group NV (Industrials, Electrical equipment)	12,731	557,894
		3,684,776
Norway: 2.95%
Atea ASA (Information technology, IT services)	156,496	2,082,674
Elopak ASA (Materials, Containers & packaging)	220,524	788,264
SpareBank 1 SMN (Financials, Banks)	194,917	2,909,481
		5,780,419
Spain: 3.76%
Vidrala SA (Materials, Containers & packaging)	18,897	1,966,656
Viscofan SA (Consumer staples, Food products)	80,932	5,396,373
		7,363,029
See accompanying notes to portfolio of investments
2 | Allspring Special International Small Cap Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Sweden: 3.05%
Hexpol AB (Materials, Chemicals)	188,886	$2,112,493
Loomis AB (Industrials, Commercial services & supplies)	120,765	3,848,203
		5,960,696
Switzerland: 3.20%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	11,466	2,922,456
Bucher Industries AG (Industrials, Machinery)	5,019	2,033,342
Montana Aerospace AG (Industrials, Aerospace & defense)144A†	61,206	1,302,295
		6,258,093
United Kingdom: 16.35%
Britvic PLC (Consumer staples, Beverages)	250,313	4,087,696
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	730,631	3,038,059
Elementis PLC (Materials, Chemicals)	988,372	2,030,422
IMI PLC (Industrials, Machinery)	108,916	2,652,858
Lancashire Holdings Ltd. (Financials, Insurance)	444,613	3,623,769
Nomad Foods Ltd. (Consumer staples, Food products)	202,570	3,871,112
S4 Capital PLC (Communication services, Media)†	899,830	621,189
Spectris PLC (Information technology, Electronic equipment, instruments & components)	152,085	5,965,876
SSP Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	804,780	1,892,612
Tate & Lyle PLC (Consumer staples, Food products)	497,614	4,206,079
		31,989,672
United States: 0.38%
Chord Energy Corp. (Energy, Oil, gas & consumable fuels)	4,375	751,012
Total common stocks (Cost $160,374,188)		185,768,504
Investment companies: 0.50%
United States: 0.50%
iShares MSCI EAFE Small-Cap ETF	15,126	980,013
Total investment companies (Cost $952,709)		980,013

		Yield
Short-term investments: 4.34%
Investment companies: 4.34%
Allspring Government Money Market Fund Select Class♠∞		5.25%	8,491,607	8,491,607
Total short-term investments (Cost $8,491,607)				8,491,607
Total investments in securities (Cost $169,818,504)	99.76%			195,240,124
Other assets and liabilities, net	0.24			474,531
Total net assets	100.00%			$195,714,655

See accompanying notes to portfolio of investments
Allspring Special International Small Cap Fund | 3

Portfolio of investments—July 31, 2024 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,255,327	$69,057,246	$(67,820,966)	$0	$0	$8,491,607	8,491,607	$314,137
See accompanying notes to portfolio of investments
4 | Allspring Special International Small Cap Fund

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special International Small Cap Fund | 5

Notes to portfolio of investments—July 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$8,943,443	$0	$8,943,443
Austria	0	2,079,831	0	2,079,831
Belgium	0	4,170,372	0	4,170,372
Canada	17,904,014	0	0	17,904,014
France	0	6,073,135	0	6,073,135
Germany	0	12,987,732	0	12,987,732
Ireland	1,036,596	0	0	1,036,596
Italy	0	13,543,211	0	13,543,211
Japan	0	57,190,134	0	57,190,134
Luxembourg	52,339	0	0	52,339
Netherlands	253,253	3,431,523	0	3,684,776
Norway	5,780,419	0	0	5,780,419
Spain	0	7,363,029	0	7,363,029
Sweden	0	5,960,696	0	5,960,696
Switzerland	0	6,258,093	0	6,258,093
United Kingdom	14,352,571	17,637,101	0	31,989,672
United States	751,012	0	0	751,012
Investment companies	980,013	0	0	980,013
Short-term investments
Investment companies	8,491,607	0	0	8,491,607
Total assets	$49,601,824	$145,638,300	$0	$195,240,124
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special International Small Cap Fund